PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2024	2025
Laboratory equipment	$474	$536
Transportation equipment	49	53
Office equipment	75	75
Leasehold improvements	187	187
Less: accumulated depreciation	(341)	(507)
Total	$444	$344

Depreciation expenses recognized during the years ended December 31, 2023, 2024 and 2025, were approximately $139, $164 and $172, respectively.